RELATED PARTY TRANSACTIONS (Details) - USD ($)	Jun. 30, 2019	Jun. 30, 2018
Related Party Transaction [Line Items]
Total due to related party	$ 567,346	$ 25,541
Tao Jiang
Related Party Transaction [Line Items]
Total due to related party	$ 567,346	$ 25,541